Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2013	$ 490,243	$ 0	$ 652,488	$ (154,615)	$ (7,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(238,660)			(238,660)
Foreign currency translation adjustment	(11,333)				(11,333)
Unrealized gain on marketable securities	0
Stock-based compensation	1,936		1,936
Capital contribution	32,300		32,300
Cash dividends paid	(50,000)		(50,000)
Ending Balance at Dec. 31, 2014	224,486	0	636,724	(393,275)	(18,963)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(279,107)			(279,107)
Foreign currency translation adjustment	(13,293)				(13,293)
Unrealized gain on marketable securities	0
Stock-based compensation	3,121		3,121
Escrow adjustment	(12,200)		(12,200)
Ending Balance at Dec. 31, 2015	(76,993)	0	627,645	(672,382)	(32,256)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(275,957)			(275,957)
Foreign currency translation adjustment	2,482				2,482
Unrealized gain on marketable securities	1,011				1,011
Stock-based compensation	3,868		3,868
Capital contribution	100,407		100,407
Ending Balance at Dec. 31, 2016	(245,182)	$ 0	$ 731,920	$ (948,339)	$ (28,763)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	1,576
Unrealized gain on marketable securities	(258)
Ending Balance at Jun. 30, 2017	$ (409,849)